Subsequent Events (Details)																										6 Months Ended		12 Months Ended
	Jul. 02, 2024 USD ($)	Jun. 02, 2024 USD ($)	May 02, 2024 USD ($)	Apr. 02, 2024	Mar. 22, 2024 USD ($)	Mar. 02, 2024 USD ($)	Feb. 27, 2024 USD ($) item $ / shares shares	Feb. 13, 2024 USD ($) $ / shares shares	Feb. 09, 2024 USD ($) $ / shares	Feb. 08, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 02, 2024	Dec. 02, 2023 USD ($)	Nov. 02, 2023	Oct. 02, 2023	Sep. 05, 2023 USD ($)	Sep. 02, 2023 USD ($)	Aug. 02, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jul. 02, 2023	Jun. 02, 2023 USD ($)	Apr. 18, 2023 USD ($)	Feb. 28, 2023 USD ($) item shares	Feb. 08, 2023 USD ($)	Mar. 02, 2021 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares	Jul. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 27, 2023 USD ($)	Nov. 07, 2022 $ / shares	Jan. 04, 2021 $ / shares
Subsequent Events [Abstract]
Common stock, par value (in dollars per share) | $ / shares																												$ 0.001		$ 0.0001		$ 0.001
Preferred stock, par value | $ / shares																														$ 0.0001	$ 0.001
Convertible preferred stock, shares issued | shares																										4,732,044	4,939,946	4,939,946	4,939,946			4,732,044		4,939,946
Ordinary shares, shares issued (in shares) | shares																												786,510		14,535,136
Total | shares																												779,908		14,535,136
Temporary Equity, Carrying Amount, Attributable to Parent																										$ 86,783,000	$ 91,469,000	$ 91,469,000	$ 91,469,000			$ 86,783,000		$ 91,469,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Period of time for an extension to consummate Business Combination		1 month	1 month	1 month			1 month																1 month
Common stock, par value (in dollars per share) | $ / shares								$ 0.01
Preferred stock, par value | $ / shares																										$ 0.0001		$ 0.0001	$ 0.0001
Number of trading days under convert registration rights agreement								15 days
Number of times to extend period to consummate Business Combination | item							11																9
Advance notice prior to applicable Termination Date							5 days																5 days
Cash deposited in Trust Account																									$ 149,500,000	$ 724,000	$ 560,000	$ 1,400,000	$ 0
Temporary Equity, Carrying Amount, Attributable to Parent							$ 4,358,804																			$ 37,838,923		$ 40,475,949	$ 151,528,894				$ 37,019,896
Maximum [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Extension period to complete business combination after Original Termination Date							12 months																36 months
Common Class A [Member]
Subsequent Events [Abstract]
Common stock, par value (in dollars per share) | $ / shares																															0.0001
Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Number of common shares, right to receive (in shares) | shares								1
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001																		$ 0.0001		$ 0.0001	$ 0.0001
Contribution from PIPE Financing for cash | shares							3,799,016																4,189,831
Ordinary shares, shares issued (in shares) | shares																										499,000		499,000	499,000
Total | shares																										499,000		499,000	499,000
Temporary Equity, Carrying Amount, Attributable to Parent							$ 4,358,804																$ 115,071,882
Common Class B [Member]
Subsequent Events [Abstract]
Common stock, par value (in dollars per share) | $ / shares																															$ 0.0001
Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Number of common shares, right to receive (in shares) | shares								1
Common stock, par value (in dollars per share) | $ / shares																										$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par value | $ / shares								$ 0.001
Ordinary shares, shares issued (in shares) | shares							3,737,500																3,737,500			3,737,500		3,737,500	3,737,500
Total | shares							3,737,500																3,737,500			3,737,500		3,737,500	3,737,500
Public Shares [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Convertible preferred stock, shares issued | shares							390,815																11,259,169
Contribution from PIPE Financing for cash | shares							3,300,016																3,690,831
Private Placement Shares [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Contribution from PIPE Financing for cash | shares							499,000
Second Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Period of time for an extension to consummate Business Combination											1 month	1 month	1 month	1 month	1 month		1 month	1 month		1 month	1 month
Loan for an aggregate deposit																$ 165,000	$ 560,000	$ 140,000	$ 140,000		$ 140,000	$ 400,000
Additional amount drawn																								$ 11,000
Debt Instrument, Face Amount																								1,680,000
Second Convertible Promissory Note [Member] | Maximum [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Loan for an aggregate deposit																							$ 1,380,000
Debt Instrument, Face Amount								$ 1,680,000									$ 1,680,000
Third Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Period of time for an extension to consummate Business Combination													1 month	1 month	1 month
Loan for an aggregate deposit											$ 900,000		$ 420,000													$ 900,000		$ 470,000
Additional amount drawn													$ 50,000
Debt Instrument, Face Amount																																			$ 900,000
Fourth Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Loan for an aggregate deposit	$ 111,000	$ 111,000	$ 111,000																							$ 540,000
Additional amount drawn		$ 74,000																						$ 53,000
Debt Instrument, Face Amount	$ 1,000,000
New Adagio Convertible Notes [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Debt Instrument, Face Amount								$ 12,500,000
Cashless exercise of warrants issued (in shares) | shares								937,500
Number of trading days under convert registration rights agreement								45 days
Sponsor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Loan for an aggregate deposit																												$ 161,000
Shares issued to investors (in shares) | shares								1,147,500
Share price (in dollars per share) | $ / shares								$ 24
Lock-up period beginning on the Closing Date							365 days
Lock-up period after the Closing Date							6 months
Number of trading days								20 days
Trading day threshold period								30 days
Cash deposited in Trust Account							$ 111,000
Sponsor [Member] | Maximum [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Loan for an aggregate deposit							$ 1,221,000																1,680,000
Sponsor [Member] | Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Period of time for an extension to consummate Business Combination							1 month
Common stock, par value (in dollars per share) | $ / shares																																				$ 0.0001
Number of trading days							20 days																			20 days		20 days
Trading day threshold period							30 days																			30 days		30 days
Number of times to extend period to consummate Business Combination | item							11
Advance notice prior to applicable Termination Date							5 days
Extension period to complete business combination after Original Termination Date							48 months
Threshold period after initial Business Combination							150 days
Sponsor [Member] | Common Class A [Member] | Minimum [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Share price (in dollars per share) | $ / shares							$ 12																			$ 12		$ 12
Threshold period after initial Business Combination																										150 days		150 days
Sponsor [Member] | Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Common stock, par value (in dollars per share) | $ / shares																																					$ 0.0001
Shares forfeited (in shares) | shares								1,000,000
Sponsor [Member] | Second Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Cash deposited in Trust Account							$ 111,000																420,000
Sponsor [Member] | Fourth Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Loan for an aggregate deposit										$ 1,000,000
Conversion price (in dollars per share) | $ / shares									$ 10
Cash deposited in Trust Account									$ 111,000
Sponsor [Member] | Amended and Restated Memorandum [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Cash deposited in Trust Account							$ 111,000																$ 140,000
Percentage of ordinary shares issued and outstanding held by initial shareholders.							56.20%
Subsequent Event [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Common stock, par value (in dollars per share) | $ / shares								$ 0.01
Number of trading days under convert registration rights agreement								15 days
Subsequent Event [Member] | Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Number of common shares, right to receive (in shares) | shares								1
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001
Contribution from PIPE Financing for cash | shares							3,799,016
Temporary Equity, Carrying Amount, Attributable to Parent							$ 4,358,804
Subsequent Event [Member] | Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Number of common shares, right to receive (in shares) | shares								1
Preferred stock, par value | $ / shares								$ 0.001
Ordinary shares, shares issued (in shares) | shares							3,737,500
Total | shares							3,737,500
Subsequent Event [Member] | Public Shares [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Convertible preferred stock, shares issued | shares							390,815
Contribution from PIPE Financing for cash | shares							3,300,016
Subsequent Event [Member] | Private Placement Shares [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Contribution from PIPE Financing for cash | shares							499,000
Subsequent Event [Member] | Second Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Period of time for an extension to consummate Business Combination											1 month	1 month
Debt Instrument, Face Amount								$ 1,680,000
Subsequent Event [Member] | Third Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Period of time for an extension to consummate Business Combination											1 month	1 month
Loan for an aggregate deposit						$ 140,000					$ 140,000
Additional amount drawn						$ 50,000					$ 100,000
Subsequent Event [Member] | Fourth Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Loan for an aggregate deposit					$ 540,000					$ 1,000,000
Subsequent Event [Member] | PIPE Financing | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Debt Instrument, Face Amount								45,000,000
Additional Investment to Debt								$ 8,100,000
Share price (in dollars per share) | $ / shares								$ 10
Exercise price of pre-funded warrants (In dollars per share) | $ / shares								$ 0.01
Subsequent Event [Member] | PIPE Financing | Maximum [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Additional financing being raised prior to closing								$ 1,070,575
Subsequent Event [Member] | PIPE Financing | 2023 Bridge Financing Notes [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Debt Instrument, Face Amount								23,000,000
Subsequent Event [Member] | PIPE Financing | 2024 Bridge Financing Notes [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Convertible promissory note								7,000,000
Subsequent Event [Member] | PIPE Financing | New Adagio Convertible Notes [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Debt Instrument, Face Amount								$ 5,500,000
Cashless exercise of warrants issued (in shares) | shares								937,500
Subsequent Event [Member] | Convertible Security Financing [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Debt Instrument, Face Amount								$ 20,000,000
Debt instrument, percentage								13.00%
Cashless exercise of warrants issued (in shares) | shares								1,500,000
Conversion price (in dollars per share) | $ / shares								$ 10
Cash price (in dollars per share) | $ / shares								$ 24
Term of debt								3 years 9 months
Subsequent Event [Member] | Sponsor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Shares issued to investors (in shares) | shares								1,147,500
Share price (in dollars per share) | $ / shares								$ 24
Lock-up period beginning on the Closing Date							365 days
Lock-up period after the Closing Date							6 months
Number of trading days								20 days
Trading day threshold period								30 days
Subsequent Event [Member] | Sponsor [Member] | Common Class A [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Period of time for an extension to consummate Business Combination							1 month
Number of trading days							20 days
Trading day threshold period							30 days
Number of times to extend period to consummate Business Combination | item							11
Advance notice prior to applicable Termination Date							5 days
Extension period to complete business combination after Original Termination Date							48 months
Threshold period after initial Business Combination							150 days
Subsequent Event [Member] | Sponsor [Member] | Common Class A [Member] | Minimum [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Share price (in dollars per share) | $ / shares							$ 12
Subsequent Event [Member] | Sponsor [Member] | Common Class B [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Shares forfeited (in shares) | shares								1,000,000
Subsequent Event [Member] | Sponsor [Member] | Second Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Cash deposited in Trust Account							$ 111,000
Subsequent Event [Member] | Sponsor [Member] | Amended and Restated Memorandum [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Subsequent Events [Abstract]
Cash deposited in Trust Account							$ 111,000
Percentage of ordinary shares issued and outstanding held by initial shareholders.							56.20%